Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company.

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”) (4)	Net Income (Loss) (millions) (5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)

2024	6,245,581	6,245,581	471,495	471,495	2.25	(38.53)

2023	5,556,481	5,556,481	499,893	324,062	13.96	(24.56)

2022	4,670,934	4,670,934	356,748	356,748	(68.64)	(32.90)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Simard (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(2)
The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Simard) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Simard) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023 and 2024 Dr. Shivaswamy and Ms. Hu and for 2022, Dr. Shivaswamy and Ms. Queena Han.

(3)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Simard), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Simard) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Simard) for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	471,495	—	471,495

2023	499,893	(175,831)	324,062

2022	356,748	—	356,748

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Simard) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Simard) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023 and 2024 Dr. Shivaswamy and Ms. Hu and for 2022, Dr. Shivaswamy and Ms. Queena Han.
PEO Total Compensation Amount	$ 6,245,581	$ 5,556,481	$ 4,670,934
PEO Actually Paid Compensation Amount	6,245,581	5,556,481	4,670,934
Non-PEO NEO Average Total Compensation Amount	471,495	499,893	356,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 471,495	324,062	356,748
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Simard), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Simard) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Simard) for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	471,495	—	471,495

2023	499,893	(175,831)	324,062

2022	356,748	—	356,748

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The compensation actually paid to our principal executive officer and non-PEO
named executive officers during the periods presented are related to performance measures with respect to the potential transactional value and market potential with our pipeline of drug candidates. To align executive compensation with performance, we employ several measures, but they are generally not financial performance measures, such as TSR. For compensation we consider both stock options and discretionary cash bonuses as an essential part of our executive incentive and retention program. Stock options only generate value if the market price of our common stock increases and the executive officer remains employed with us during the vesting period and align our executive officers’ interests with those of our shareholders. Discretionary cash bonuses provide strong incentive and retention value and is generally less costly to the Company in the long term than stock based compensation. In 2024 and 2023, both our TSR decreased in 2024 and the compensation actually paid for our principal executive officer and non-PEO
named executive officers increased in 2024 and 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
Our business model includes discovery and development of drug candidates for potential sale prior to marketing authorization. Revenues are thus periodic. Our company has historically looked to value creation of is pipeline of assets rather than to net income (loss) as a performance measure for our executive compensation program. In 2024 and 2023, our net loss increased due to the expansion and initiation of new clinical trials and other research and development activities. Compensation actually paid for our principal executive officer and non-PEO
named executive officers increased in 2024 and 2023.

Total Shareholder Return Amount	$ 2.25	13.96	(68.64)
Net Income (Loss)	$ (38,530,000)	(24,560,000)	(32,900,000)
PEO Name	Mr. Simard
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (175,831)	$ 0